SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING (Details)		3 Months Ended
		Mar. 31, 2023 USD ($) shares $ / shares		Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		254,798		6,716,797
Fair Value of warrants | $	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[2]	Feb. 05, 2021
Exercise price | $ / shares	[2]	$ 3.55
Number of Warrants Outstanding | shares	[2]			1,319,675
Fair Value of warrants | $	[2]
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue date	[3]	Mar. 05, 2021
Exercise price | $ / shares	[3]	$ 3.55
Number of Warrants Outstanding | shares	[3]			5,142,324
Fair Value of warrants | $			[3]		[2]
Range 3 [member]
IfrsStatementLineItems [Line Items]
Issue date	[4]	Jul. 29, 2021
Exercise price | $ / shares	[4]	$ 5.00
Number of Warrants Outstanding | shares	[4]	250,000		250,000
Fair Value of warrants | $			[4]		[3]
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Issue date	[5]	Sep. 14, 2021
Exercise price | $ / shares	[5]	$ 5.00
Number of Warrants Outstanding | shares	[5]	4,798		4,798
Fair Value of warrants | $			[5]		[4]

[1]	The number of warrants outstanding does not include the 1,200,000 warrants that are classified as a contingent liability.
[2]	The warrants expired on February 5, 2023.
[3]	The warrants expired on March 5, 2023.
[4]	The warrants expire July 29, 2024.
[5]	The warrants expire September 14, 2024.